SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	¥ 147,520,618	$ (21,388,424)	¥ 79,358,888	$ 12,453,155